Shareholder Report, Line Graph (Details) 190429_GuideMark World ex-US Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuideMark World ex-US Fund Service Shares
Accumulated Value	$ 17,688	$ 16,485	$ 14,413	$ 14,813	$ 14,855	$ 10,173	$ 12,145	$ 12,830	$ 10,985	$ 10,000	$ 22,109
MSCI World ex-USA Index_
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World ex-USA Index
Accumulated Value	$ 19,547	$ 18,464	$ 15,929	$ 16,286	$ 15,727	$ 10,734	$ 12,543	$ 12,880	$ 11,252	$ 10,000	$ 24,166